Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31,
	2022	2021
	U.S. dollars in thousands

Cash in banks and on hand	1,413	599
Bank deposits with original maturities of three months or less*	681	2,370

	2,094	2,969

*	Deposits with maturity of less than three months, which in 2022 bear an interest of 4.5% per annum (in 2021: 0.58-1.6%).

Schedule of cash and cash equivalents are denominated or linked
	December 31,
	2022	2021
	U.S. dollars in thousands

U.S. dollars	2,009	2,807
NIS (not linked to the Israeli CPI)	85	162

	2,094	2,969